9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Details 2)	Dec. 31, 2016 USD ($)
Unsecured Convertible Promissory Notes Net Details 2
2017	$ 1,710,000
2018
2019
2020
Thereafter	4,604,209
Total	$ 6,314,209